Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cumulative Gain (Loss) Adjustment For Non Performance Risk	$ 9	$ (7)
Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	50,322	45,602
Liabilities	1,760	2,241
Fair Value Of Securities Transferred Between Level 1 And Level 2		0
Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	582	1,073
Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,178	1,168
Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	17	21
Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	2,487	1,602
Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	277	480
US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	23,799	21,741
State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	5,749	4,289
Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,725	1,910
Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,063	3,035
Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	7,918	7,387
Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,136	1,384
Fair Value Of Securities Transferred Between Level 1 And Level 2	13
Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,796	2,410
Fair Value Of Securities Transferred Between Level 1 And Level 2	487
U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	2,013	770
Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	321	495
Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	21	78
Level 1 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	370	2,182
Liabilities	0	0
Level 1 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 1 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 1 | Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	61
Level 1 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	56	1,590
Level 1 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	293	453
Level 1 | Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	21	78
Level 2 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	45,158	38,634
Liabilities	6,149	6,576
Level 2 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	4,971	5,408
Level 2 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,178	1,168
Level 2 | Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 2 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	10,038	8,305
Level 2 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 2 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	20,659	18,788
Level 2 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	5,171	4,193
Level 2 | Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,709	1,824
Level 2 | Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,054	3,025
Level 2 | Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	343	489
Level 2 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	680	645
Level 2 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,738	789
Level 2 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,747	545
Level 2 | Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	19	31
Level 2 | Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 3 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	12,399	11,525
Liabilities	18	20
Level 3 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	18	20
Level 3 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 3 | Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	17	21
Level 3 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	54	36
Level 3 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	277	480
Level 3 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,140	2,953
Level 3 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	578	96
Level 3 | Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	16	86
Level 3 | Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	9	10
Level 3 | Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	7,575	6,898
Level 3 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	456	678
Level 3 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	2	31
Level 3 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	266	225
Level 3 | Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	9	11
Level 3 | Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	(7,605)	(6,739)
Liabilities	(4,407)	(4,355)
Netting Adjustment | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	(4,407)	(4,355)
Netting Adjustment | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Netting Adjustment | Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	(7,605)	(6,739)
Netting Adjustment | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	$ 0	$ 0